Accrued and Other Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Accrued Liabilities [Abstract]
Interest on long-term debt	$ 1,173,219	$ 2,093,401
Administrative expenses	163,377	145,418
Vessel operating and voyage expenses	3,585,991	3,442,325
Total	$ 4,922,587	$ 5,681,144